Short-term Investment And Investments Under Fair Value (Tables)	12 Months Ended
Feb. 29, 2024
Investments [Abstract]
Schedule of Short Term Investment	Short-term investments as of February 28, 2023 and February 29, 2024 were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Term deposits	24,332	18,929	2,630
Total	24,332	18,929	2,630

Schedule of Investments Under Fair Value

Investments under fair value as of February 28, 2023 and February 29, 2024 were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Short-term investments under fair value	156,639	82,791	11,502
Total	156,639	82,791	11,502

Long-term investments under fair value-current	135,201	14,122	1,962
Long-term investments under fair value-non-current	13,583	94,817	13,173
Total	148,784	108,939	15,135